Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Statement of Comprehensive Income [Abstract]
Net Loss		$ (5,838)	$ (12,779)	$ (18,686)
Other comprehensive (loss) income: Foreign currency translation adjustments	[1]	130	(15)	(86)
Total other comprehensive loss		$ (5,708)	$ (12,794)	$ (18,772)

[1]	Item that may be reclassified to the Statement of Operations in future periods.